Share Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
16	SHARE CAPITAL

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
Paid up capital:	Number of ordinary shares	Number of ordinary shares	RM	RM	Convenience Translation USD
At beginning of year/period	15,700,000	17,665,289	69,284	7,425,257	1,762,673
Issuance of share capital (1)	1,218,750	—	21,208,687	—	—
Issuance of share capital (2)	2,813	—	49,301	—	—
Transaction costs of share issue	—	—	(18,195,839)	(228,590)	(54,265)
Issuance of share capital (3)	743,726	—	4,293,824	—	—
Issuance of share capital (4)	—	785,171	—	2,615,680	620,933
At end of year/period	17,665,289	18,450,460	7,425,257	9,812,347	2,329,341

As of December 31, 2023, the Company has authorized 15,700,000 ordinary shares at USD 0.001. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.

(4)	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. On June 23, 2025, 785,171 ordinary shares were issued to Avondale, amount of USD 610,000 at a price of USD 0.7769 per share.

14	SHARE CAPITAL

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
Paid up capital:	Number of ordinary shares	Number of ordinary shares	RM	RM	Convenience Translation USD
At beginning of year	15,700,000	15,700,000	69,284	69,284	15,481
Issuance of share capital (1)	—	1,218,750	—	21,208,687	4,738,842
Issuance of share capital (2)	—	2,813	—	49,301	11,016
Transaction costs of share issue	—	—	—	(18,195,839)	(4,065,655)
Issuance of share capital (3)	—	743,726	—	4,293,824	959,406
At end of year	15,700,000	17,665,289	69,284	7,425,257	1,659,090

As of December 31, 2023, the Company has authorized 15,700,000 ordinary shares at USD 0.001. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

On October 23, 2024, the Company’s ordinary shares commenced trading on the Nasdaq Capital Market under the Symbol “FGL”. The Company raised USD 4,886,252 in gross proceeds from its initial public offering and underwriters’ partial exercise of the over-allotment option, before deducting underwriting discounts and other related expenses. The Company received net proceeds of USD 1,548,873 after the deduction of USD 3,337,379 of offering costs.

(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.